Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy, governance and reporting of cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity management framework to address both internal and external threats. This framework encompasses daily monitoring, incident response and regular review, and spans multiple security domains, including networks, hosts, and application layers. In day-to-day monitoring, we deploy a variety of technical solutions to collect real-time threat information in order to prevent and detect risks and vulnerabilities in cybersecurity. We currently utilize third-party operated tools to detect and control cybersecurity threats. Our Information Security Working Group (as defined below) regularly monitors the performance of our information infrastructure, digital platforms and software to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy, governance and reporting of cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our nominating and corporate governance committee of our board of directors is responsible for overseeing our cybersecurity risk management and be informed on risks from cybersecurity threats, assuming the following responsibilities: (i) maintaining oversight of the disclosure related to cybersecurity matters in periodic reports of the Company, (ii) reviewing updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer, if necessary, on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F, along with a report highlighting particular disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer if necessary. The chief executive officer, chief financial officer and cybersecurity officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company, monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, and maintaining oversight of the disclosure in Form 6-K for material cybersecurity incidents, if any.

In addition, we have established the information security working group, led by our cybersecurity officer. Several members in our information security working group have three to five years’ experience in system building, risk prevention and auditing in the field of cybersecurity and hold relevant certificates. They are equipped with the skill set to identify and analyze a variety of cyber threats, including malware, hacking, phishing, and denial-of-service attacks, and also capable of assessing vulnerabilities for the system and apps, and providing recommendations and solutions to fix these vulnerabilities. If a cybersecurity incident occurs, our information security working group will promptly organize relevant personnel for internal assessment, response and recovery according to the incident control process. If it is determined that the incident could potentially be a material cybersecurity event, our information security working group will promptly report the incident and assessment results to our disclosure committee, the nominating and corporate governance committee and other members of senior management and external legal counsel, to the extent appropriate. Our information security working group will prepare disclosure material on the cybersecurity incident for review and approval by the nominating and corporate governance committee or the board of directors, as appropriate, before it is disseminated to the public.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	nominating and corporate governance committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our nominating and corporate governance committee of our board of directors is responsible for overseeing our cybersecurity risk management and be informed on risks from cybersecurity threats, assuming the following responsibilities: (i) maintaining oversight of the disclosure related to cybersecurity matters in periodic reports of the Company, (ii) reviewing updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and the relevant disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer, if necessary, on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F, along with a report highlighting particular disclosure issues, if any, presented by our chief executive officer, chief financial officer and cybersecurity officer if necessary.
Cybersecurity Risk Role of Management [Text Block]	The chief executive officer, chief financial officer and cybersecurity officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company, monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident, and maintaining oversight of the disclosure in Form 6-K for material cybersecurity incidents, if any.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	cybersecurity officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	we have established the information security working group, led by our cybersecurity officer. Several members in our information security working group have three to five years’ experience in system building, risk prevention and auditing in the field of cybersecurity and hold relevant certificates. They are equipped with the skill set to identify and analyze a variety of cyber threats, including malware, hacking, phishing, and denial-of-service attacks, and also capable of assessing vulnerabilities for the system and apps, and providing recommendations and solutions to fix these vulnerabilities.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If a cybersecurity incident occurs, our information security working group will promptly organize relevant personnel for internal assessment, response and recovery according to the incident control process. If it is determined that the incident could potentially be a material cybersecurity event, our information security working group will promptly report the incident and assessment results to our disclosure committee, the nominating and corporate governance committee and other members of senior management and external legal counsel, to the extent appropriate.Our information security working group will prepare disclosure material on the cybersecurity incident for review and approval by the nominating and corporate governance committee or the board of directors, as appropriate, before it is disseminated to the public.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true